Retirement and Welfare Benefits (Details) - Retirement and Welfare Benefits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement and Welfare Benefits [Line Items]
Provision for employee benefits	$ 3,273,677	$ 5,701,074	$ 3,429,528
Cost of revenue			209,120
Selling and marketing expenses	473,729	994,290	591,410
General and administrative expenses	392,984	642,496	456,370
Research and development expenses	$ 2,406,964	$ 4,064,288	$ 2,172,628